UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

# Collateral Investment Trust

**Semiannual Report**
6.30.2011

1

John Hancock Collateral Investment Trust

Table of Contents

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 10
Financial highlights	Page 13
Notes to financial statements	Page 14
Board Considerations Disclosure	Page 18
More Information	Page 21

2

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemption (if appilicable), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2011 with the same investment held until June 30, 2011.

	Account value	Ending value	Expenses paid during
	on 1-1-11	on 6-30-11	period ended 6-30-11[1]

Common
Shares	$1,000.00	$1,001.30	$0.25

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2011, with the same investment held until June 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-11	on 6-30-11	period ended 6-30-11[1]

Common
Shares	$1,000.00	$1,024.50	$0.25

Remember, these examples do not include any security transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.05%, for the Fund's shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Portfolio Summary

Top 10 Issuers[1]	Yield*	Percentage of Net Assets (43.0%
		of Net Assets on 6-30-11)
Sanofi-Aventis SA
10/14/11 to 03/28/12	0.200 to 0.370%	6.6%
General Electric Capital Corp.
08/15/11 to 04/10/12	0.331 to 5.875%	6.4%
Bank of Nova Scotia
07/01/11 to 01/05/12	0.040 to 0.330%	5.3%
Royal Bank of Canada
12/02/11 to 04/05/12	0.265 to 0.320%	4.0%
Falcon Asset Securitization Company LLC
07/06/11 to 07/12/11	0.130 to 0.210%	3.7%
Credit Suisse USA, Inc.
08/16/11 to 01/15/12	0.461 to 6.500%	3.6%
Societe Generale
02/10/12 to 03/01/12	0.747 to 0.804%	3.5%
Wachovia Corp.
10/15/11 to 04/23/12	0.404 to 5.300%	3.4%
Jupiter Securitization Company LLC
07/07/11 to 07/18/11	0.130 to 0.210%	3.3%
Wells Fargo & Company
08/26/11 to 06/15/12	0.364 to 5.300%	3.2%

Sector Composition[1,2]
Financials
Commercial Banks	26%
Diversified Financial Services	16%
Capital Markets	14%
Consumer Finance	3%
Health Care	9%
Industrials	9%
U.S. Government & Agency Obligations	8%
Consumer Staples	5%
Asset Backed Securities	4%
Materials	2%
Consumer Discretionary	2%
Information Technology	1%
Telecommunication Services	1%

Portfolio Composition[1,2]
Corporate Interest-Bearing Obligations	57%
Commercial Paper	31%
U.S. Government & Agency Obligations	8%
Asset Backed Securities	4%

1 As a percentage of net assets on 6-30-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

4

John Hancock Collateral Investment Trust
As of 6-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Securities 3.85%			$219,103,083

(Cost $218,970,895)

BMW Vehicle Lease Trust, Series 2009-1, Class A3
03/15/12	2.910	$451,575	452,080
BMW Vehicle Lease Trust, Series 2011-1, Class A1
04/20/12	0.289	20,457,645	20,475,764
CNH Equipment Trust, Series 2010-C, Class A1
12/09/11	0.427	10,525,158	10,526,492
Ford Credit Auto Owner Trust, Series 2011-A, Class A1 (S)
02/15/12	0.289	6,708,941	6,709,065
Honda Auto Receivables Owner Trust, Series 2010-3, Class A1
10/21/11	0.310	958,110	958,292
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1
06/18/12	0.251	39,938,896	39,972,568
Hyundai Auto Receivables Trust, Series 2011-A, Class A1
02/15/12	0.318	21,587,344	21,596,100
Hyundai Auto Receivables Trust, Series 2011-B, Class A1
05/15/12	0.248	28,000,000	28,014,470
John Deere Owner Trust, Series 2011-A, Class A1
05/11/12	0.306	67,115,466	67,173,373
Nissan Auto Lease Trust, Series 2010-B, Class A1
11/15/11	0.317	3,961,800	3,962,332
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A1
10/17/11	0.356	222,348	222,382
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A1
04/16/12	0.261	19,038,124	19,040,165

Commercial Paper 31.77%			$1,810,171,859

(Cost $1,810,268,435)

Amsterdam Funding Corp.
07/01/11	0.050	$6,000,000	6,000,000
Australia & New Zealand Banking Group, Ltd.
11/08/11	0.288	60,000,000	59,884,200
Bank of Nova Scotia
07/01/11	0.040	100,000,000	100,000,000
BNP Paribas Finance, Inc.
07/01/11	0.040	24,500,000	24,500,000
Caterpillar Financial Services Corp.
07/01/11	0.070	45,000,000	45,000,000
Deutsche Bank Financial LLC
10/06/11	0.460	30,000,000	29,979,300
E.I. du Pont de Nemours & Company
07/11/11 to 07/12/11	0.150	118,800,000	118,795,248
Falcon Asset Securitization Company LLC
07/06/11 to 07/12/11	0.130 to 0.210	212,100,000	212,096,508

5

John Hancock Collateral Investment Trust
As of 6-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

Govco LLC
07/08/11 to 08/19/11	0.200 to 0.230	$160,000,000	$159,977,450
Jupiter Securitization Company LLC
07/07/11 to 07/18/11	0.130 to 0.210	187,299,000	187,286,943
Nestle Capital Corp.
08/26/11	0.160	150,000,000	149,980,500
Novartis Finance Corp.
07/01/11 to 07/05/11	0.060 to 0.080	84,000,000	83,999,550
Novartis Securities Investment Ltd.
11/14/11	0.190	20,600,000	20,579,812
Sanofi-Aventis SA
10/14/11 to 12/16/11	0.200 to 0.370	167,700,000	167,495,464
Starbird Funding Corp.
07/05/11 to 08/01/11	0.140 to 0.220	154,175,000	154,158,694
State Street Corp.
07/11/11 to 10/21/11	0.260 to 0.320	125,000,000	124,955,500
Toyota Motor Credit Corp.
07/05/11 to 09/13/11	0.350 to 0.380	100,000,000	99,984,000
Unilever Capital Corp.
07/08/11	0.090	65,500,000	65,498,690

Corporate Interest-Bearing Obligations 55.85%			$3,181,876,298

(Cost $3,182,333,981)

American Honda Finance Corp. (P)(S)
12/09/11 to 02/07/12	0.318 to 0.502	$98,800,000	98,553,510
AT&T Mobility LLC
12/15/11	6.500	43,855,000	44,973,829
Australia & New Zealand Banking Group, Ltd. (P)(S)
10/21/11	0.573	63,500,000	63,554,356
Bank of America Corp.
08/15/11	5.375	7,800,000	7,841,067
Bank of America Corp. (P)
08/15/11	0.361	15,000,000	15,000,450
Bank of Nova Scotia (P)
12/08/11 to 01/05/12	0.290 to 0.330	200,000,000	200,222,900
Bank of Tokyo-Mitsubishi UFJ Ltd.
01/24/12	0.650	100,000,000	100,132,000
BellSouth Corp.
10/15/11	6.000	3,966,000	4,026,240
Caterpillar Financial Services Corp.
10/12/11 to 02/15/12	5.125 to 5.750	71,134,000	72,779,853
CIBC Capital Funding IV LP (P)(S)
01/31/12	0.413	81,000,000	80,650,161

6

John Hancock Collateral Investment Trust
As of 6-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

Credit Suisse USA, Inc.
08/16/11 to 01/15/12	5.500 to 6.500	$109,138,000	$111,721,942
Credit Suisse USA, Inc. (P)
08/16/11	0.461	91,150,000	91,174,519
Deutsche Bank AG/New York NY (P)
04/03/12	0.385	100,000,000	100,000,000
General Electric Capital Corp.
02/15/12 to 04/10/12	4.375 to 5.875	149,112,000	153,867,162
General Electric Capital Corp. (P)
08/15/11 to 04/10/12	0.331 to 0.596	200,834,000	201,009,220
International Business Machines Corp. (P)
07/28/11 to 06/15/12	0.277 to 0.853	76,515,000	76,545,789
John Deere Capital Corp.
10/17/11 to 03/15/12	5.400 to 7.000	43,675,000	44,469,878
JPMorgan Chase & Company (P)
12/21/11 to 02/22/12	0.349 to 0.372	65,010,000	65,040,417
Merrill Lynch & Company, Inc. (P)
07/25/11	0.474	53,510,000	53,520,916
Morgan Stanley (P)
01/09/12	0.540	46,450,000	46,500,027
PepsiCo, Inc.
05/15/12	5.150	6,462,000	6,726,431
PepsiCo, Inc. (P)
07/15/11	0.308	63,010,000	63,013,466
Pfizer, Inc.
03/15/12	4.450	46,613,000	47,941,098
Procter & Gamble International Funding SCA
08/26/11	1.350	10,000,000	10,013,800
Rabobank Nederland NV (P)(S)
08/05/11 to 01/26/12	0.287 to 0.474	38,790,000	38,798,669
Royal Bank of Canada (P)
12/02/11 to 04/05/12	0.265 to 0.320	228,000,000	227,952,440
Sanofi-Aventis SA (P)
03/28/12	0.296	207,400,000	207,438,020
Societe Generale (P)
02/10/12 to 03/01/12	0.747 to 0.804	200,000,000	199,954,400
The Goldman Sachs Group, Inc. (P)
08/05/11 to 02/06/12	0.450 to 0.693	128,947,000	128,951,871
Toyota Motor Credit Corp. (P)
12/14/11	0.320	50,000,000	50,018,250
UBS AG (P)
02/23/12	1.359	167,200,000	168,255,366
Wachovia Corp.
10/15/11	5.300	5,000,000	5,066,335

7

John Hancock Collateral Investment Trust
As of 6-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

Wachovia Corp. (P)
10/15/11 to 04/23/12	0.404 to 0.408	$190,304,000	$190,427,129
Wells Fargo & Company
08/26/11	5.300	10,000,000	10,067,640
Wells Fargo & Company (P)
01/24/12	0.364	159,530,000	159,630,823
Westpac Banking Corp. (P)
12/30/11	0.495	36,000,000	36,036,324

U.S. Government & Agency Obligations 8.37%			$476,746,086

(Cost $476,009,513)

Bank of America Corp. (J)(P)
06/22/12	0.447	$41,000,000	41,110,454
Citibank NA (J)(P)
07/12/11 to 11/15/12	0.261 to 0.298	143,445,000	143,578,275
Citigroup Funding, Inc. (J)(P)
03/30/12	0.546	13,000,000	13,030,017
Citigroup, Inc. (J)(P)
12/09/11	0.990	22,340,000	22,429,002
Federal Home Loan Bank
04/27/12	0.400	25,000,000	25,002,225
General Electric Capital Corp. (J)(P)
03/12/12	0.450	10,000,000	10,027,890
JPMorgan Chase & Company (J)(P)
06/15/12 to 12/26/12	0.477 to 0.497	53,000,000	53,186,893
Morgan Stanley (J)(P)
02/10/12 to 06/20/12	0.450 to 0.597	55,000,000	55,164,872
PNC Funding Corp. (J)(P)
04/01/12	0.504	10,000,000	10,022,150
State Street Bank & Trust Company (J)(P)
09/15/11	0.447	10,000,000	10,007,460
The Goldman Sachs Group, Inc. (J)(P)
11/09/11 to 03/15/12	0.447 to 0.518	36,000,000	36,059,604
The Huntington National Bank (J)(P)
06/01/12	0.654	18,000,000	18,076,122
U.S. Central Federal Credit Union (K)(P)
10/19/11	0.275	23,000,000	23,007,682
Union Bank NA (J)(P)
03/16/12	0.445	6,000,000	6,012,270
Wells Fargo & Company (J)(P)
06/15/12	0.467	10,000,000	10,031,170

8

John Hancock Collateral Investment Trust
As of 6-30-11 (Unaudited)

	Par value	Value

Short-Term Investments 0.00%		$200,000

(Cost $200,000)

Repurchase Agreement 0.00%		200,000

Repurchase Agreement with State Street Corp. dated 6-30-11 at
0.010% to be repurchased at $200,000 on 7-1-11, collateralized by
$200,000 U.S. Treasury Notes, 1.750% due 8-15-12 (valued at
$204,750, including interest)	$200,000	200,000

Total investments (Cost $5,687,782,824)† 99.84%		$5,688,097,326

Other assets and liabilities, net 0.16%		$9,079,036

Total net assets 100.00%	$5,697,176,362

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(J) These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

(K) This security is issued under the Temporary Corporate Credit Union Liquidity Guarantee Program and is insured by the National Credit Union Administration until maturity.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 6-30-11, the aggregate cost of investment securities for federal income tax purposes was $5,687,782,824. Net unrealized appreciation aggregated $314,502, of which $1,509,135 related to appreciated investment securities and $1,194,633 related to depreciated investment securities.

9

John Hancock Collateral Investment Trust

Statement of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets

Investments, at value (Cost $5,687,782,824)	$5,688,097,326
Cash	2,445
Interest receivable	10,574,746
Other receivables and prepaid expenses	3,492

Total assets	5,698,678,009

Liabilities

Distributions payable	1,388,889
Payable to affiliates (Note 4)
Chief compliance officer fees	2,876
Transfer agent fees	16,551
Trustees' fees	26,361
Other liabilities and accrued expenses	66,970

Total liabilities	1,501,647

Net assets

Capital paid-in	$5,696,975,223
Accumulated distributions in excess of net
investment income	(251,671)
Accumulated net realized gain on investments	138,308
Net unrealized appreciation (depreciation) on
investments	314,502

Net assets	$5,697,176,362

Net asset value per share

Based on 569,270,013 shares of beneficial
interest outstanding - unlimited number of
shares authorized with no par value	$10.01

The accompanying notes are an integral part of the financial statements.

10

John Hancock Collateral Investment Trust

Statement of Operations — For the six month period ended June 30, 2011 (Unaudited)

Investment income

Interest	$11,450,795

Expenses

Investment management fees (Note 4)	1,215,390
Administrative services fees (Note 4)	148,819
Transfer agent fees (Note 4)	49,589
Trustees' fees (Note 4)	63,551
Professional fees	80,087
Custodian fees	208,556
Registration and filing fees	4,192
Chief compliance officer fees (Note 4)	17,356
Other	27,219

Total expenses	1,814,759

Net investment income	9,636,036

Realized and unrealized gain

Net realized gain on investments	185,613

Change in net unrealized appreciation
(depreciation) on investments	463,972

Net realized and unrealized gain	649,585

Increase in net assets from operations	$10,285,621

The accompanying notes are an integral part of the financial statements.

11

John Hancock Collateral Investment Trust

Statements of Changes in Net Assets

	Six months
	ended
	6/30/11	Year ended
Increase (decrease) in net assets	(Unaudited)	12/31/10

From operations
Net investment income	$9,636,036	$17,283,696
Net realized gain (loss)	185,613	(47,305)
Change in net unrealized appreciation
(depreciation)	463,972	(1,714,332)
Increase in net assets resulting from
operations	10,285,621	15,522,059

Distributions to shareholders
From net investment income	(9,642,879)	(17,391,310)
From Fund share transactions (Note 5)	(1,059,046,109)	1,856,535,067

Total increase (decrease)	(1,058,403,367)	1,854,665,816

Net assets

Beginning of period	6,755,579,729	4,900,913,913
End of period	$5,697,176,362	$6,755,579,729

Accumulated distributions in excess of net
investment income	($251,671)	($244,828)

The accompanying notes are an integral part of the financial statements.

12

John Hancock Collateral Investment Trust
Financial Highlights (For a share outstanding throughout the period)

Period ended
	6-30-11[1]	12-31-10	12-31-09[2]
Per share operating performance

Net asset value, beginning of period	$10.01	$10.01	$10.00
Net investment income[3]	0.01	0.03	0.02
Net realized and unrealized gain on
investments	—	—[4]	0.01
Total from investment operations	0.01	0.03	0.03

Less distributions
From net investment income	(0.01)	(0.03)	(0.02)
Net asset value, end of period	$10.01	$10.01	$10.01

Total return (%)	0.13[5]	0.27	0.29[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$5,697	$6,756	$4,901
Ratios (as a percentage of average net
assets):
Expenses	0.05[6]	0.06	0.09[6]
Net investment income	0.27[6]	0.27	0.29[6]
Portfolio turnover (%)[7]	69	153	51

1 Semiannual period from 1-1-11 to 6-30-11. Unaudited.
2 Period from 6-1-09 (inception date) to 12-31-09.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Not annualized.
6 Annualized.
7 The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the Fund.

See notes to financial statements

13

John Hancock Collateral Investment Trust

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Collateral Investment Trust (the Fund) is a Massachusetts business trust organized on May 19, 2009. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is the successor to John Hancock Cash Investment Trust (CIT). Most of the current investors in the Fund are affiliated funds of John Hancock Mutual Funds family of funds. The Fund serves primarily as an investment vehicle for cash collateral received by such affiliated funds for securities lending.

The investment objective of the Fund is to maximize income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The Fund invests only in U.S. dollar denominated securities rated within the two highest short-term credit categories and their unrated equivalents. The Fund is a floating net asset value (NAV) fund and its NAV may fluctuate.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an

14

assigned level within the disclosure hierarchy. During the six month period ended June 30, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations, including short term debt investments, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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As of December 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions net of fee paid to the fund security lending agent, if any, are distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The final determination of tax characteristics of the Fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

Manulife Asset Management (US) LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Placement Agent) performs services related to the offering and sale of shares of the Fund. The Adviser and the Placement Agent are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $1,500,000,000 of the Fund’s average daily net assets and (b) 0.03% of the Fund’s average daily net assets in excess of $1,500,000,000.

The investment management fees incurred for the six months ended June 30, 2011, were equivalent to an annual effective rate of 0.034% of the Fund’s average daily net assets.

Administrative services. The Fund entered into an Administrative Services Agreement with John Hancock Advisers, LLC (JHA), an affiliate of the Adviser, under which JHA

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provides accounting, valuation, financial reporting and certain other services. As of June 30, 2011, the Fund pays such affiliate, monthly in arrears for these services at a rate of 0.02% of the Fund’s average daily net assets, up to a maximum of $300,000 annually. The administrative service fees incurred for the six month period ended June 30, 2011, were equivalent to an annual effective rate of 0.004% of the Fund’s average daily net asset.

Chief Compliance Officer services. The Fund, as of June 30, 2011, has contracted with the Adviser’s Chief Compliance Officer (CCO) to provide certain services, including ongoing evaluation of the Fund’s Federal Security Law policies and procedures. In addition, the CCO will provide annual reporting to the Board of Trustees detailing the results of this review. The Fund pays an annual flat rate of $35,000 to the Adviser, paid monthly in arrears, for these services.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates.

Transfer agent fees. The Fund, as of June 30, 2011, has a transfer agent agreement with John Hancock Signature Services, Inc. (Transfer Agent), an affiliate of the Adviser. The Fund pays the Transfer Agent monthly a fee which is based on an annual rate of $100,000. The Fund also pays certain out-of-pocket expenses.

Note 5 - Fund share transactions

Transactions in Fund shares for the six months ended June 30, 2011 and the year ended December 31, 2010 were as follows:

	Six months ended		Year ended
	6-30-11		12-31-10

	Shares	Amount	Shares	Amount
Common shares
Sold	2,152,951,633	$21,545,570,231	3,572,336,077	$35,754,481,630
Repurchased	(2,258,771,358)	(22,604,616,340)	(3,386,873,227)	(33,897,946,563)
Net increase (decrease)	(105,819,725)	($1,059,046,109)	185,462,850	$1,856,535,067

Note 6 - Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the six months ended June 30, 2011, aggregated $2,029,470,299 and $1,427,503,099, respectively.

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Evaluation of the Investment Management Contract by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Collateral Investment Trust (the “Trust”) of the Investment Management Contract (the “Management Contract”) between the Trust and Manulife Asset Management (U.S.), LLC (the “Adviser”) that took place at an in-person meeting of the Board of Trustees on January 20, 2011 (the “Meeting”).

Board Considerations

The Board, including the Independent Trustees, considered the continuance of the Management Contract. In considering of the continuance of the Management Contract, the Board considered the following factors:

The Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the high value to the Trust of its relationship with the Adviser, in particular noting the Adviser’s strong reputation in the asset management industry and the skills and competency with which the Adviser has managed the affairs of the Trust and other affiliated funds, together with the Adviser’s investment philosophy, research and investment decision-making process. The Board also particularly noted the experience and performance of the Adviser in managing the Trust, the qualifications of the Adviser’s personnel, the commitment of the Adviser and its personnel to the Trust’s continued successful operation and management and the Adviser’s ability to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.

Additionally, the Board considered the Adviser’s compliance policies and procedures and the Adviser’s record of compliance with those policies and procedures, noting in particular the Adviser’s dedication to its compliance program, the lack of any material compliance incidents and the Adviser’s strong culture of compliance. The Board also considered the Adviser’s administrative capabilities and its demonstrated ability to supervise other service providers for the Trust and to draw upon its many and varied organizational resources and affiliated companies to enhance the services it provides to the Trust.

Advisory Fees, Expenses and Investment Performance of the Trust

The Board considered and received information regarding the advisory fees charged by the Adviser and the other expenses borne by the Trust, including administrative fees, transfer agent fees, custodial fees and other miscellaneous fees and expenses. The Board also considered and received information regarding the Trust’s investment performance for the year ended December 31, 2010. The Board then reviewed and considered comparative advisory fee and performance information for a peer group of fifteen other funds that, like the Trust, are vehicles for the investment of cash collateral from securities lending programs (the “Peer Group”). The Board noted that no members of the Peer Group operated in a manner exactly like the Trust – i.e., as a 1940 Act-registered fund investing in money market instruments and maintaining a floating NAV – but that the members of the Peer Group were sufficiently comparable to the Trust for a meaningful analysis.

The Board noted that the Adviser charged the Trust an advisory fee of 0.05% of the Trust’s first $1.5 billion of average daily net assets and 0.03% of the Trust’s average daily net assets in

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excess of $1.5 billion. The Board recognized that, for the year ended December 31, 2010, this resulted in an effective advisory fee rate of 0.035% of the Trust’s average daily net assets. The Board compared this effective advisory fee rate to the Peer Group, and noted that it was on the low end of the advisory fee rates of the Peer Group, which ranged from no advisory fee to 0.21% of net assets, with a median advisory fee rate of 0.13% of net assets. The Board then further noted that the Trust’s net yield for the year ended December 31, 2010 was 0.27%, which was on the high end of the Peer Group, whose net yields ranged from 0.01% to 0.42%, with a median of 0.18%. There was then a discussion of the fees charged by the Adviser to other non-investment company clients for similar services. It was noted that the fees charged to the Trust compared favorably to the fees charged to such other clients.

Upon reviewing and considering the foregoing information and considering the overall expenses and performance of the Trust over various period and since its inception, the Board concluded that the Adviser’s performance was exemplary, and in particular noted the fact that the Trust achieved a high net yield relative to the Peer Group while the Adviser maintained a low rate of compensation relative to the Peer Group.

Economies of Scale

The Board received and considered general information regarding economies of scale with respect to the management of the Trust, including the Trust’s ability to appropriately benefit from economies of scale under the Trust’s fee structure, which included a breakpoint at $1.5 billion average daily net assets. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services and would generally stem from the Adviser’s common corporate ownership or shared services. To the extent the Board and the Adviser were able to identify actual or potential economies of scale, in order to ensure that any such economies continue to be reasonably shared with the Trust as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the advisory fee rate.

Financial Condition and Profitability of, and Other Benefits to, the Adviser

The Board next received and considered information regarding the Adviser’s estimated net profit margin attributable to its management of the Trust, and noted that the Trust’s affiliated service providers were providing their services based upon estimated costs or for a nominal fee and such affiliated service providers, where applicable, reflected economies of scale in such fees. The Board also considered the Adviser’s views as to its projected profitability in connection with its relationship with the Trust in terms of the total amount of annual management fees it is projected to received with respect to the Trust and whether the Adviser has the financial ability to provide a high level of services to the Trust. The Board further considered the Adviser’s balance sheet as of December 31, 2010 and noted the Adviser’s strong capitalization and financial condition and considered favorably the Adviser’s representation that it sought to reinvest profits and retained earnings in its business.

The Board also received and considered information regarding any additional, indirect or “fall out” benefits to the Adviser as a result of its management of the Trust. The Board noted in particular that the Trust invests in fixed-income money market securities, which are generally

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traded in an over-the-counter market and are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no stated brokerage commission paid by the Trust. The Board recognized that, in these markets, any commission or net markup (or markdown) was implied by the difference or “spread” between the price the dealer purchases the bond for and the price the dealer sells the bond at. In this regard, the Board considered the quality of the execution achieved for the Trust by the Adviser and noted its satisfaction with the Adviser’s performance.

Additionally, the Board considered the Adviser’s representations regarding the receipt of research and other brokerage services from broker-dealers in connection with trades made for the Trust and noted the Adviser’s representation that, due to the nature of the Trust’s investments, the Adviser does not receive research and other brokerage services in connection with trades made for the Trust’s account.

The Board also considered the various other service agreements that the Trust has with the Adviser’s affiliates, including the Service Agreement (for administrative services), the Placement Agency Agreement, the Transfer Agency and Service Agreement and the Chief Compliance Officer Services Agreement. The Board reviewed and considered the terms of each of these agreements and the services provided thereunder, together with the fees charged under these agreements. After reviewing these service arrangements, the Board concluded that each such service agreement was in the best interests of the Trust and its shareholders, that the services performed pursuant to each such service agreement are required for the operation of the Trust, that each such service provider provides services the nature and quality of which are at least equal to those provided by other unaffiliated service providers offering the same or similar services, and that the fees charged under each such service agreement are fair and reasonable in light of the usual and customary charges made by other unaffiliated service providers for services of the same nature and quality.

The Board then concluded that, in light of the costs of providing investment management and other services to the Trust, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Conclusion

The Board also generally took into account the level and quality of services that the Adviser is capable of providing, as well as the other factors considered, including all of the information presented at the previous meetings of the Trust.

As a result of the above considerations and discussion with management of the Adviser during the Meeting, the Board, though it did not identify one factor as controlling, concluded that: (i) the Adviser may reasonably be expected to perform its services under the Management Contract; (ii) although economies of scale cannot be measured with precision, the management fee breakpoint currently allows shareholders to benefit from economies of scale; and (iii) the Trust’s management fees are generally within a competitive range of those incurred by other comparable funds.

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More information

Trustees	Investment adviser
Harlan D. Platt*	Manulife Asset Management (US) LLC
John A. Frabotta*
Frank Saeli†
*Member of the Audit Committee	Placement agent
†Non-Independent Trustee	John Hancock Funds, LLC

Officers	Custodian
Barry H. Evans	State Street Bank and Trust Company
President and Chief Executive Officer
Carolyn M. Flanagan	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.
William E. Corson
Chief Compliance Officer	Legal counsel
Charles A. Rizzo	Skadden, Arps, Slate, Meagher & Flom LLP
Chief Financial Officer
Michael J. Leary	Independent registered public accounting firm
Treasurer	PricewaterhouseCoopers LLP

The report is certified under the Sarbanes-Oxley Act,
which requires mutual funds and other public companies
to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

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ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By: /s/ Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date: August 22, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: August 22, 2011